Income Tax Disclosure [Text Block]	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Text Block]

22. Income Taxes

The significant components of income tax (benefit) expense from continuing operations were as follows.

Year ended December 31, ($ in millions)	2013	2012	2011
Current income tax expense (benefit)
U.S. federal	$—	$—	$10
Foreign	4	(24)	29
State and local	—	10	8

Total current expense (benefit)	4	(14)	47

Deferred income tax (benefit) expense
U.S. federal	(67)	(663)	—
Foreign	(1)	25	(5)
State and local	5	(204)	—

Total deferred benefit	(63)	(842)	(5)

Total income tax (benefit) expense from continuing operations	$(59)	$(856)	$42

A reconciliation of income tax (benefit) expense from continuing operations with the amounts at the statutory U.S. federal income tax rate is shown in the following table.

Year ended December 31, ($ in millions)	2013	2012	2011
Statutory U.S. federal tax expense (benefit)	$125	$180	$(62)
Change in tax resulting from
Effect of valuation allowance change	(154)	(1,022)	49
Tax credits	(45)	(45)	—
Tax law enactment	(44)	—	—
Foreign tax differential	(3)	9	30
State and local income taxes, net of federal income tax benefit	16	(34)	22
Non-deductible expenses	26	12	9
Other, net	20	44	(6)

Total income tax (benefit) expense from continuing operations	$(59)	$(856)	$42

Our income tax (benefit) expense from continuing operations has not naturally corresponded with our income (loss) from continuing operations before income tax for the years ended December 31, 2013, 2012, and 2011, given we had U.S. and foreign valuation allowance movements during those years. For 2013, consolidated income tax benefit from continuing operations is largely driven by a release of a portion of our valuation allowance related to the measurement of foreign tax credit carryforwards anticipated to be utilized in the future and reversal of our valuation allowance on capital loss carryforwards utilized against current year capital gains. Additional benefit was also recognized from a tax law enactment that retroactively reinstated the active financing exception. For 2012, consolidated income tax benefit from continuing operations was largely driven by a release of a portion of our U.S. valuation allowance on the basis of management’s reassessment of the amount of its deferred tax assets that are more likely than not to be realized.

As of each reporting date, we consider existing evidence, both positive and negative, that could impact our view with regard to future realization of deferred tax assets. We continue to believe it is more likely than not that the benefit for certain capital loss, foreign tax credit, and state net operating loss carryforwards will not be realized. In recognition of this risk, we continue to provide a partial valuation allowance on the deferred tax assets relating to these carryforwards.

The significant components of deferred tax assets and liabilities are reflected in the following table.

December 31, ($ in millions)	2013	2012
Deferred tax assets
Tax credit carryforwards	$1,874	$1,631
Tax loss carryforwards	1,624	1,025
Mark-to-market on consumer finance receivables and loans	721	880
State and local taxes	297	263
Provision for loan losses	257	306
Hedging transactions	177	267
Unearned insurance premiums	140	142
ResCap settlement accrual	53	262
Sales of finance receivables and loans	—	206
Equity investment in ResCap	—	486
Other	247	266

Gross deferred tax assets	5,390	5,734

Valuation allowance	(1,154)	(1,653)

Net deferred tax assets	4,236	4,081

Deferred tax liabilities
Lease transactions	1,527	1,756
Deferred acquisition costs	351	333
Debt transactions	191	226
Basis difference in subsidiaries	55	454
Sales of finance receivables and loans	26	—
Other	46	128

Gross deferred tax liabilities	2,196	2,897

Net deferred tax assets	$2,040	$1,184

The following table summarizes the deferred tax assets and related valuation allowances at December 31, 2013.

($ in millions)	Deferred Tax Asset		Valuation Allowance	Net Deferred Tax Asset	Years of Expiration
Tax credit carryforwards
Foreign tax credits	$1,753		$(554)	$1,199	2014 - 2023
General business credits	121		—	121	2032 - 2033

Total tax credit carryforwards	1,874		(554)	1,320
Tax loss carryforwards
Net operating losses — federal	1,187		—	1,187	2025 - 2033
Capital losses — federal	437		(437)	—	2015 - 2017

Total tax loss carryforwards	1,624		(437)	1,187
State and local taxes
Net operating losses — state	253		(87)	166	2014 - 2033
Capital losses — state	46		(46)	—	2014 - 2017

Total state and local taxes	299	(a)	(133)	166
Other deferred tax assets	1,593		(30)	1,563	n/a

Total	$5,390		$(1,154)	$4,236

(a)	State net operating loss and capital loss carryforwards are included in the state and local taxes total disclosed in our deferred inventory table above.

As discussed in Note 1, on May 14, 2012, we deconsolidated ResCap for financial reporting purposes as a result of ResCap’s bankruptcy filing. On December 17, 2013, the remainder of ResCap’s assets were transferred to a liquidating trust under Chapter 7 of the Bankruptcy Code effectively terminating our ownership in ResCap for U.S. tax purposes. This termination resulted in the write-off of our tax equity investment in Rescap, gain recognition on the relief of nonrecourse debt, and an increase to our tax loss carryforwards. No material change to our total net deferred position resulted from the ResCap liquidation.

As of December 31, 2013, we do not assert that any foreign earnings are indefinitely reinvested outside of the United States. As a result, all deferred tax liabilities for incremental U.S. tax that stem from temporary differences related to investments in foreign subsidiaries or foreign corporate joint ventures have been recognized as of December 31, 2013.

The following table provides a reconciliation of the beginning and ending amount of unrecognized tax benefits.

($ in millions)	2013	2012	2011
Balance at January 1,	$102	$198	$214
Additions based on tax positions related to the current year	174	14	11
Additions for tax positions of prior years	1	2	20
Reductions for tax positions of prior years	—	(4)	(3)
Settlements	(14)	(17)	(35)
Expiration of statute of limitations	(1)	(4)	—
Foreign-currency translation adjustments	—	(5)	(9)
Deconsolidation of ResCap and discontinued operations	—	(82)	—

Balance at December 31,	$262	$102	$198

Included in the unrecognized tax benefits balances are some items, the recognition of which would not affect the effective tax rate, such as the tax effect of certain temporary differences and the portion of gross state unrecognized tax benefits that would be offset by the tax benefit of the associated federal deduction. At December 31, 2013, 2012, and 2011, the balance of unrecognized tax benefits that, if recognized, would affect our effective tax rate is $240 million, $84 million, and $179 million, respectively.

We recognize accrued interest and penalties related to uncertain income tax positions in interest expense and other operating expenses, respectively. For the years ended December 31, 2013, 2012, and 2011, $2 million, $1 million, and $1 million, respectively, were accrued for interest and penalties with the cumulative accrued balance totaling $7 million at December 31, 2013, $7 million at December 31, 2012, and $178 million at December 31, 2011.

We anticipate the examination of various U.S. income tax returns along with the examinations by various foreign, state, and local jurisdictions will be completed within the next twelve months. As such, it is reasonably possible that certain tax positions may be settled and the unrecognized tax benefits would decrease by $69 million, which includes interest and penalties.

We file tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. Our most significant operations remaining following our divestitures of various international operations are the United States and Canada. The oldest tax years that remain subject to examination for those jurisdictions are 2009 and 2008, respectively.